Contingent liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingent liabilities

35. Contingent liabilities
At 31 December 2024, contingent liabilities where GSK has a present obligation as a result of a past event, comprising guarantees and other items arising in the normal course of business, amounted to £26 million (2023: £32 million). At 31 December 2024, £0.5 million (2023: £0.2 million) of financial assets were pledged as collateral for contingent liabilities. Provision is made for the outcome of tax, legal and other disputes where it is both probable that the Group will suffer an outflow of funds and it is possible to make a reliable estimate of that outflow. If it is not possible to meaningfully assess whether the outcomes will result in a probable outflow, or to quantify or reliably estimate the liability, if any, no provision is recorded. Descriptions of the significant legal and other disputes to which the Group is a party are set out in Note 47, ‘Legal proceedings’.